UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number   811-21752
                                                 ---------------

                            Mezzacappa Partners, LLC
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               (Exact name of registrant as specified in charter)

                          630 Fifth Avenue, Suite 2600
                            New York, New York 10111
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               (Address of principal executive offices) (Zip code)

                              Christopher S. Nagle
                          C/O Mezzacappa Investors, LLC
                          630 Fifth Avenue, Suite 2600
                            New York, New York 10111
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 332-2000
                                                          ---------------

                        Date of fiscal year end: March 31
                                                ---------

                     Date of reporting period: June 30, 2006
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

MEZZACAPPA PARTNERS, LLC
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENTS IN PORTFOLIO FUNDS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

MACRO                (17.54%)
EVENT DRIVEN         (11.35%)
LONG/SHORT EQUITY    (71.11%)

                                                                             PERCENTAGE
                                                                            OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS                   COST           VALUE         CAPITAL      LIQUIDITY*
                                             ------------   ------------   ------------   ------------
LONG/SHORT EQUITY
Atticus European, L.P.                       $  1,700,000   $  1,905,955           4.66%  Annually
Barrington Companies Equity Partners, L.P.      2,077,447      2,277,594           5.57%  Quarterly
ECF Value Fund II, L.P.                         2,151,486      2,276,374           5.57%  Annually
Eminence Partners, L.P.                         2,030,197      2,314,728           5.66%  Semiannually
Global Undervalued Securities Fund              2,450,000      2,390,232           5.84%  Quarterly
Harbor International Fund                       1,768,332      1,816,945           4.44%  Daily
Jolly Roger Fund, L.P.                          1,250,000      1,321,378           3.23%  Quarterly
LaGrange Capital Partners, L.P.                 1,319,451      1,403,725           3.43%  Annually
Prism Partners QP, L.P.                         1,550,000      1,619,953           3.96%  Annually
Seminole Capital Partners, L.P.                 2,352,485      2,492,481           6.09%  Semiannually
SCP Domestic Fund, L.P.                         1,821,036      1,879,678           4.60%  Quarterly
SR Global Fund, L.P.                              800,000        809,412           1.98%  Monthly
SR Phoenicia, L.P.                              1,900,000      1,939,729           4.74%  Quarterly
Third Avenue International Value Fund           1,118,266      1,308,535           3.20%  Daily
Viking Global Equities, L.P.                    2,123,716      2,170,253           5.31%  Annually
                                             ------------   ------------   ------------
                                               26,412,416     27,926,972          68.28%
                                             ------------   ------------   ------------

EVENT DRIVEN
Contrarian Capital Fund I, L.P.                   299,216        329,941           0.81%  Annually
King Street Capital, L.P.                       1,248,483      1,407,631           3.44%  Quarterly
Schroder Credit Renaissance Fund, L.P.          1,176,547      1,244,277           3.04%  Quarterly
Spinnaker Global Opportunity Fund, Ltd.         1,359,877      1,475,814           3.61%  Annually
                                             ------------   ------------   ------------
                                                4,084,123      4,457,663          10.90%
                                             ------------   ------------   ------------

MEZZACAPPA PARTNERS, LLC
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                             PERCENTAGE
                                                                            OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS                   COST          VALUE          CAPITAL      LIQUIDITY*
                                             ------------   ------------   ------------   ------------
MACRO
Blenheim Fund, L.P.                          $    850,000   $    933,933           2.28%  Monthly
Forum Global Opportunities Fund, Ltd.             773,575        793,578           1.94%  Quarterly
NewSmith Global Opportunities Hedge Fund          700,000        600,250           1.47%  Monthly
NWI Explorer Global Macro Fund, L.P.            2,150,000      2,017,998           4.93%  Monthly
Rockall Emerging Markets, L.P.                    746,222        783,802           1.92%  Quarterly
Wexford Spectrum Fund I, L.P.                   1,561,592      1,756,541           4.30%  Quarterly
                                             ------------   ------------   ------------
                                                6,781,389      6,886,102          16.84%
                                             ------------   ------------   ------------


TOTAL INVESTMENTS IN PORTFOLIO FUNDS         $ 37,277,928     39,270,737          96.02%
                                             ============   ------------   ============

OTHER ASSETS, LESS LIABILITIES (3.98%)                         1,626,422
                                                            ------------

MEMBERS' CAPITAL 100.00%                                    $ 40,897,159
                                                            ============

* Securities are issued in private placement transactions and as such are restricted as to resale. Available frequency of redemptions after expiration of lock-up provisions, where applicable, which range from zero to two years.

The cost of investments in Portfolio Funds for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Portfolio Funds. The Fund has not received information from the Portfolio Funds as to the amounts of taxable income allocated to the Fund after December 31, 2005.

The investments in Portfolio Funds shown above, representing 96.02% of Members' Capital, have been fair valued.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Mezzacappa Partners, LLC
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By (Signature and Title)*  /s/ Damon Mezzacappa
                         -------------------------------------------------------
                           Damon Mezzacappa, Chief Executive Officer
                           (principal executive officer)

Date       August 22, 2006
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Damon Mezzacappa
                         -------------------------------------------------------
                           Damon Mezzacappa, Chief Executive Officer
                           (principal executive officer)

Date       August 22, 2006
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By (Signature and Title)*  /s/ Christopher Nagle
                         -------------------------------------------------------
                           Christopher Nagle, Secretary/Treasurer
                           (principal financial officer)

Date       August 22, 2006
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* Print the name and title of each signing officer under his or her signature.